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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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                     ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-07816

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                                 PCM Fund Inc.
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

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                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (844) 337-4626

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2016 to June 30, 2017

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07816
Reporting Period: 07/01/2016 - 06/30/2017
PCM Fund, Inc.









================================ PCM Fund, Inc. ================================


SEMGROUP CORPORATION

Ticker:       SEMG           Security ID:  81663A105
Meeting Date: SEP 29, 2016   Meeting Type: Special
Record Date:  AUG 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Adjourn Meeting                         For       For          Management


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SEMGROUP CORPORATION

Ticker:       SEMG           Security ID:  81663A105
Meeting Date: MAY 17, 2017   Meeting Type: Annual
Record Date:  MAR 30, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director  Ronald A. Ballschmiede  For       For          Management
1.2   Elect Director Sarah M. Barpoulis       For       For          Management
1.3   Elect Director Carlin G. Conner         For       For          Management
1.4   Elect Director Karl F. Kurz             For       For          Management
1.5   Elect Director James H. Lytal           For       For          Management
1.6   Elect Director William J. McAdam        For       For          Management
1.7   Elect Director Thomas R. McDaniel       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Grant Thornton LLP as Auditors   For       For          Management
5     Authorize New Class of Preferred Stock  For       For          Management


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WARREN RESOURCES, INC.

Ticker:       WRESQ          Security ID:  93564AAN0
Meeting Date: SEP 07, 2016   Meeting Type: Written Consent
Record Date:  JUL 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Opt Out Of The Third Party Release      None      Did Not Vote Management

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2017